2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Basis Of Presentation And Significant Accounting Policies [Line Items]
Letter of credit	$ 100,000
Letter of credit purpose	Required for operating lease in Lexington, Massachusetts.
Impairment of indefinate lived intangible assets	$ 0	$ 0
Impairment of goodwill	0	0
Impairment of long-lived assets	$ 0	$ 0
Antidilutive shares	800,000	600,000
JSOP [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Awards outstanding	300,000	300,000
Accrued Program Expense [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Accrued program expense	$ 200,000
Deposits held with clinical trial vendors [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deposits held with clinical trial vendors	$ 400,000
Deferred program expenses [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deposits held with clinical trial vendors		$ 33,000